Long-Term Deposits (Details) - Schedule of Long-Term Deposits - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of long-term deposits [Abstract]
Rental deposits	$ 71,823	$ 127,303
Prepayments for equipment		2,544
Total	$ 71,823	$ 129,847